Basis of Presentation and General information, Vessel Owning Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2022 t
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
DWT	2,500,000
M/V Magic P [Member]
Subsidiaries in Consolidation [Abstract]
DWT	76,453
Year built	2004
Delivery date to Castor	2017-02
M/V Magic Sun [Member]
Subsidiaries in Consolidation [Abstract]
DWT	75,311
Year built	2001
Delivery date to Castor	2019-09
M/V Magic Moon [Member]
Subsidiaries in Consolidation [Abstract]
DWT	76,602
Year built	2005
Delivery date to Castor	2019-10
M/V Magic Rainbow [Member]
Subsidiaries in Consolidation [Abstract]
DWT	73,593
Year built	2007
Delivery date to Castor	2020-08
M/V Magic Horizon [Member]
Subsidiaries in Consolidation [Abstract]
DWT	76,619
Year built	2010
Delivery date to Castor	2020-10
M/V Magic Nova [Member]
Subsidiaries in Consolidation [Abstract]
DWT	78,833
Year built	2010
Delivery date to Castor	2020-10
M/V Magic Venus [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/V Magic Venus
DWT	83,416
Year built	2010
Delivery date to Castor	2021-03
M/V Magic Orion [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/V Magic Orion
DWT	180,200
Year built	2006
Delivery date to Castor	2021-03
M/V Magic Argo [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/V Magic Argo
DWT	82,338
Year built	2009
Delivery date to Castor	2021-03
M/V Magic Twilight [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/V Magic Twilight
DWT	80,283
Year built	2010
Delivery date to Castor	2021-04
M/V Magic Thunder [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/V Magic Thunder
DWT	83,375
Year built	2011
Delivery date to Castor	2021-04
M/V Magic Vela [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/V Magic Vela
DWT	75,003
Year built	2011
Delivery date to Castor	2021-05
M/V Magic Nebula [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/V Magic Nebula
DWT	80,281
Year built	2010
Delivery date to Castor	2021-05
M/V Magic Starlight [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/V Magic Starlight
DWT	81,048
Year built	2015
Delivery date to Castor	2021-05
M/V Magic Eclipse [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/V Magic Eclipse
DWT	74,940
Year built	2011
Delivery date to Castor	2021-06
M/T Wonder Polaris [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/T Wonder Polaris
DWT	115,351	[1]
Year built	2005	[1]
Delivery date to Castor	2021-03	[1]
M/T Wonder Sirius [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/T Wonder Sirius
DWT	115,341	[1]
Year built	2005	[1]
Delivery date to Castor	2021-03	[1]
M/T Wonder Vega [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/T Wonder Vega
DWT	106,062	[1]
Year built	2005	[1]
Delivery date to Castor	2021-05	[1]
M/T Wonder Avior [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/T Wonder Avior
DWT	106,162	[1]
Year built	2004	[1]
Delivery date to Castor	2021-05	[1]
M/V Magic Callisto [Member]
Subsidiaries in Consolidation [Abstract]
DWT	74,930
Year built	2012
Delivery date to Castor	2022-01
M/T Wonder Mimosa [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/T Wonder Mimosa
DWT	36,718	[1]
Year built	2006	[1]
Delivery date to Castor	2021-05	[1]
M/T Wonder Musica [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/T Wonder Musica
DWT	106,290	[1]
Year built	2004	[1]
Delivery date to Castor	2021-06	[1]
M/T Wonder Formosa [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/T Wonder Formosa
DWT	36,660	[1]
Year built	2006	[1]
Delivery date to Castor	2021-06	[1]
M/V Magic Pluto [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/V Magic Pluto
DWT	74,940
Year built	2013
Delivery date to Castor	2021-08
M/V Magic Perseus [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/V Magic Perseus
DWT	82,158
Year built	2013
Delivery date to Castor	2021-08
M/V Magic Mars [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/V Magic Mars
DWT	76,822
Year built	2014
Delivery date to Castor	2021-09
M/V Magic Phoenix [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/V Magic Phoenix
DWT	76,636
Year built	2008
Delivery date to Castor	2021-10
M/T Wonder Bellatrix [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/T Wonder Bellatrix
DWT	115,341	[1]
Year built	2006	[1]
Delivery date to Castor	2021-12	[1]
M/V Ariana A [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/V Ariana A
DWT	38,117
Year built	2005
Delivery date to Castor	2022-11
M/V Gabriela A [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/V Gabriela A
DWT	38,121
Year built	2005
Delivery date to Castor	2022-11
Spetses Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic P
Bistro Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Sun
Pikachu Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Moon
Bagheera Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Rainbow
Pocahontas Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Horizon
Jumaru Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Nova
Super Mario Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Venus
Pumba Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Orion
Kabamaru Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Argo
Luffy Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Twilight
Liono Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Thunder
Stewie Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Vela
Snoopy Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Nebula
Mulan Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Starlight
Cinderella Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Eclipse
Rocket Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[1]
Vessel name	M/T Wonder Polaris	[1]
Gamora Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[1]
Vessel name	M/T Wonder Sirius	[1]
Starlord Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[1]
Vessel name	M/T Wonder Vega	[1]
Hawkeye Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[1]
Vessel name	M/T Wonder Avior	[1]
Mickey Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Callisto
Colossus Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[1]
Vessel name	M/T Wonder Musica	[1]
Vision Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[1]
Vessel name	M/T Wonder Mimosa	[1]
Xavier Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[1]
Vessel name	M/T Wonder Formosa	[1]
Songoku Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Pluto
Asterix Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Perseus
Johnny Bravo Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Mars
Garfield Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Phoenix
Drax Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[1]
Vessel name	M/T Wonder Bellatrix	[1]
Jerry Shipping Co [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Ariana A
Tom Shipping Co [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Gabriela A
Tom Maritime Ltd [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	O1
Jerry Maritime Ltd [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	O1
Toro Corp [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[2]
Containco Shipping Inc [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Castor Maritime SCR Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[3]
Toro RBX Corp [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[4]
Elektra Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T	[1],[5]

[1]	Contributed to Toro on the Distribution Date in connection with the Spin-Off (Note 18).
[2]	Incorporated on July 29, 2022. At the Distribution Date, Toro served as the holding company to which the equity interests of the Aframax/LR2 and Handysize tanker subsidiaries and Elektra were contributed (see Note 18).
[3]	Incorporated under the laws of the Marshall Islands on September 16, 2021, this entity serves as the Company’s subsidiaries’ cash manager of the Company’s subsidiaries with effect from November 1, 2021.
[4]	Incorporated under the laws of the Marshall Islands on October 3, 2022, to serve, with effect from the Distribution Date, as the cash manager of Toro’s subsidiaries.
[5]	Elektra Shipping Co., incorporated under the laws of the Marshall Islands, no longer owns any vessel following the sale of the M/T Wonder Arcturus on May 9, 2022, and delivery of such vessel to an unaffiliated third-party on July 15, 2022 (see also Note 6(a)).